21. Discontinued operations	12 Months Ended
Dec. 31, 2018
Discontinued Operations
Discontinued operations

As mentioned in Note 22.8, on December 20, 2017 YPF Energía Eléctrica S.A. (“YPF EE”) accepted our offer to sell the La Plata plant. On February 8, 2018, the plant was transferred to YPF EE effective as of January 5, 2018. Consequently, as of December 31, 2017 the La Plata plant was classified as a disposal group held for sale and its respective results as a discontinued operation. The results of La Plata plant for the years ended December 31, 2018, 2017 and 2016 are presented below:

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Revenues	17,151	3,596,450	3,452,755
Cost of sales	(23,874)	(2,324,579)	(2,134,832)
Gross (loss) income	(6,723)	1,271,871	1,317,923

Administrative and selling expenses	-	(13,948)	(14,022)
Other operating income	469,600	-	-
Other operating expenses	-	(18,146)	59,030
Operating income	462,877	1,239,777	1,362,931

Income (loss) on net monetary position	(134,063)	(57,942)	(63,695)
Finance expense	-	(545)	(28,624)
Income before tax from discontinued operations	328,814	1,181,290	1,270,612
Income tax for the year	(52,637)	(390,016)	(463,623)
Income for the year from discontinued operations	276,177	791,274	806,989

The assets and liabilities of La Plata plant classified as held for sale as of December 31, 2017 are, as follows:

2017
ARS 000

Assets
Property, plant and equipment	710,343
Inventories	38,523
Assets held for sale	748,866

Liabilities
Deferred income tax liabilities	(152,039)
Compensation and employee benefits liabilities	(6,513)
Provisions	(193,463)
Labilities associated with assets held for sale	(352,015)
Net assets held for sale	396,851

The net cash flows of La Plata plant operation are, as follows:

	2018	2017	2016
	ARS 000	ARS 000	ARS 000

Operating activities	(6,723)	1,212,104	1,250,057

Earnings per share:

	2018	2017	2016

– Basic and diluted income per share from discontinued operations	ARS 0.18	ARS 0.53	ARS 0.53